STOCK-BASED COMPENSATION (Details) - $ / shares	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted			42,288,769
Class D Management Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued	91,177,477
Number of shares granted		0	42,288,769
Fair value per unit			$ 0.12
Class D Management Incentive Units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per unit			0.002
Class D Management Incentive Units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per unit			$ 0.13
2021 Grants
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, Minimum			0.81%
Risk-free interest rate, Maximum			1.26%
Expected volatility, Minimum			50.92%
Expected volatility, Maximum			53.85%
Expected dividend rate			0.00%
2021 Grants | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)			0 years
Weighted average contractual life			0 years
2021 Grants | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)			2 years 6 months
Weighted average contractual life			2 years 6 months
2018, 2017 and 2016 Grants
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, Maximum				2.90%
Expected volatility, Maximum				26.00%
Expected dividend rate				0.00%
2018, 2017 and 2016 Grants | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)				0 years
Weighted average contractual life				0 years
2018, 2017 and 2016 Grants | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)				2 years 6 months
Weighted average contractual life				2 years 6 months